OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER PAYABLES AND ACCRUED EXPENSES
Payroll and other employee related accruals	$ 21,000	$ 16,930
Accrued expenses	9,344	7,152
Government authorities	4,226	1,475
Provision for return	3,509	2,962
Sundry	271	12
Other Payables And Accrued Expenses	$ 38,350	$ 28,531